ACCOUNTS RECEIVABLE, NET - Aging analysis (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
ACCOUNTS RECEIVABLE, NET
Trade accounts receivable	$ 44,893,310	$ 50,568,698
Not Overdue
ACCOUNTS RECEIVABLE, NET
Trade accounts receivable	5,008,950	13,225,014
Within 90 days
ACCOUNTS RECEIVABLE, NET
Trade accounts receivable	1,172,740	9,983,041
Between 3 and 6 months
ACCOUNTS RECEIVABLE, NET
Trade accounts receivable	12,210,320	7,247,650
Between 6 months and a year
ACCOUNTS RECEIVABLE, NET
Trade accounts receivable	14,579,290	11,801,484
Over a year
ACCOUNTS RECEIVABLE, NET
Trade accounts receivable	$ 11,922,010	$ 8,311,509